INTEREST RECEIVABLE	9 Months Ended
Sep. 30, 2024
Interest Receivable and Other Assets [Abstract]
INTEREST RECEIVABLE	INTEREST RECEIVABLE
The following table summarizes the interest receivable for the Company as of September 30, 2024 and December 31, 2023:

	As of September 30, 2024	As of December 31, 2023

Interest receivable	$983,034	$—
Unused fees receivable	16,473	—
Other fees receivable	7,813	—
Total interest receivable	$1,007,320	$—